Income Tax, Policy	3 Months Ended
Mar. 31, 2014
Notes
Income Tax, Policy
NOTE 5 –SALES TAX RECEIVABLE

The Company recovers sales tax paid, for which returns are filed on annual basis. At March 31, 2014, $14,802 was claimed as recoverable compared to the December 31, 2013 balance of $0.  Sales tax recoverable is a result of sales tax paid on eligible expenses.